Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Summary of intangible assets [Abstract]
Net balances at year start		$ 133,642	$ 136,138
Additions (Disposals)		0	0
Transfers and others		(4,079)	3,320
Amortization		1,673	5,816
Net balances at year end		127,890	133,642
Software [Member]
Summary of intangible assets [Abstract]
Net balances at year start		8,114	10,610
Additions (Disposals)		0	0
Transfers and others		(4,079)	3,320
Amortization		1,673	5,816
Net balances at year end		$ 2,362	$ 8,114
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3	3
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5	5
Software [Member] | Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Accumulated amortization		$ 10,822	$ 24,188
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[1]	125,528	125,528
Additions (Disposals)	[1]	0	0
Transfers and others	[1]	0	0
Net balances at year end	[1]	$ 125,528	$ 125,528

[1]	Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.